Non-controlling Interests (Tables)	12 Months Ended
Jan. 31, 2023
Non-controlling Interests
Schedule of financial information
	2023 $	2022 $

Current assets	75,706	623,227
Non-current assets	–	18,435
Current liabilities	(23,518,207)	(22,379,079)
Non-current liabilities	(20,700)	(17,280)

Net liabilities	(23,463,201)	(21,754,697)

Net liabilities attributable to NCI	(2,078,448)	–
	January 31, 2023 $	January 31, 2022 $	January 31, 2021 $

Revenue	–	–	–

Net loss	(6,278,228)	(4,597,551)	(12,983,078)
Other comprehensive (loss) income	1,186	15,581	(11,642)

Total comprehensive loss	(6,277,042)	(4,581,970)	(12,994,720)

Net loss attributable to NCI	(356,571)	–	–

Net comprehensive loss attributable to NCI	473	–	–
	January 31, 2023 $	January 31, 2022 $	January 31, 2021 $

Cash flows used in operating activities	(650,077)	(85,505)	(214,794)
Cash flows provided by investing activities	–	–	275,525
Cash flows provided by financing activities	614,723	60,000	–
Effects of exchange rate changes on cash	(11)	(26)	1

Net (decrease) increase in cash	(36,232)	(25,531)	60,732

Dividends paid to NCI during the year	–	–	–